Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	WePoint
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit	9.64
Maximum Aggregate Offering Price	$ 120,500,000.00
Amount of Registration Fee	$ 16,641.05
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended based on a market value per share reference price of $9.64.